THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND
THE HARTFORD CONSERVATIVE ALLOCATION FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund seeks current income and long-term capital appreciation.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 30 of the Fund’s prospectus and the “Purchase and Redemption of Shares” section beginning on page 153 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none	none	none
Exchange fees	none		none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5
Management fees		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%	none
Other expenses		0.18%	0.24%	0.18%	0.15%	0.28%	0.23%	0.18%
Acquired Fund fees and expenses		0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Total annual fund operating expenses	[1]	1.21%	2.02%	1.96%	0.93%	1.56%	1.26%	0.96%
[1]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.35% (Class A), 2.10% (Class B), 2.10% (Class C), 1.10% (Class I), 1.60% (Class R3), 1.30% (Class R4) and 1.00% (Class R5). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	667	913	1,178	1,935
Class B	705	934	1,288	2,140
Class C	299	615	1,057	2,285
Class I	95	296	515	1,143
Class R3	159	493	850	1,856
Class R4	128	400	692	1,523
Class R5	98	306	531	1,178

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	667	913	1,178	1,935
Class B	205	634	1,088	2,140
Class C	199	615	1,057	2,285
Class I	95	296	515	1,143
Class R3	159	493	850	1,856
Class R4	128	400	692	1,523
Class R5	98	306	531	1,178

Portfolio Turnover.
The Fund pays no transaction costs, such as commissions, when it buys and sells shares of the Underlying Funds.  The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs affect the Underlying Funds’ performance.  Portfolio turnover rates for the Underlying Funds are available in the prospectus for each Underlying Fund.

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks its goal through investment in a combination of funds, primarily made up of fixed income funds, and generally with a smaller allocation to equity and multi-asset funds.  The equity and multi-asset fund allocation is intended to add diversification and enhance returns.  It does this by investing in a combination of other Hartford Mutual Funds — the Underlying Funds — as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions, the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments in the Underlying Funds to achieve approximately 30% of assets in equity funds and approximately 70% of assets in fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The equity component will be comprised of domestic and international equity funds while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality that Wellington Management believes will provide the most favorable outlook for achieving the Fund’s investment goal. The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

MAIN RISKS.

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Fund of Funds Risk - The Fund invests primarily in the Underlying Funds, and the Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the sub-adviser’s allocation among those Underlying Funds.  The Fund is also subject to the risks associated with the Underlying Funds in proportion to its investment and changes in the value of the Underlying Funds may have a significant effect on the net asset value of the Fund.

Investment Strategy Risk - The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Underlying Fund Risk - The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Include the Fund’s performance when the Fund’s portfolio pursued a modified strategy and was managed by a previous sub-adviser

•                  Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund’s Class A shares.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 11.93% (2nd quarter, 2009) Lowest -12.74% (4th quarter, 2008)
AVERAGE ANNUAL RETURNS.

The table below shows returns for the Fund over time compared to those of three broad-based market indices.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund’s prospectus.

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2012 (including sales charges)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	3.36%	2.37%	4.46%	May 28, 2004
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	1.84%	1.29%	3.22%	May 28, 2004
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	2.59%	1.40%	3.16%	May 28, 2004
Class B	Class B Return Before Taxes	3.62%	2.36%	4.43%	May 28, 2004
Class C	Class C Return Before Taxes	7.59%	2.75%	4.40%	May 28, 2004
Class I	Class I Return Before Taxes	9.71%	3.81%	5.35%	May 28, 2004
Class R3	Class R3 Return Before Taxes	8.99%	3.11%	4.84%	May 28, 2004
Class R4	Class R4 Return Before Taxes	9.42%	3.48%	5.11%	May 28, 2004
Class R5	Class R5 Return Before Taxes	9.75%	3.80%	5.32%	May 28, 2004
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.99%	1.66%	5.00%	May 28, 2004
Barclays U.S. Aggregate Bond Index	Barclays U.S Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.62%	May 28, 2004
MSCI All Country World Index	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	16.80%	(0.61%)	6.23%	May 28, 2004